Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 35.2% of Net Assets
	Aerospace & Defense — 0.7%
79	AAR Corp.(a)	$4,689
209	Boeing Co.(a)	39,045
15	L3Harris Technologies, Inc.	2,691
15	Lockheed Martin Corp.	6,820
35	Moog, Inc., Class A	4,062
50	RTX Corp.	4,070
		61,377
	Air Freight & Logistics — 0.3%
113	Expeditors International of Washington, Inc.	12,345
11	FedEx Corp.	2,641
68	GXO Logistics, Inc.(a)	3,435
32	United Parcel Service, Inc., Class B	4,520
		22,941
	Automobile Components — 0.4%
15	Aptiv PLC(a)	1,308
286	BorgWarner, Inc.	10,553
211	Dana, Inc.	2,422
205	Magna International, Inc.	9,859
198	Mobileye Global, Inc., Class A(a)	7,063
55	Phinia, Inc.	1,423
29	Visteon Corp.(a)	3,339
		35,967
	Automobiles — 0.7%
654	General Motors Co.	18,443
185	Tesla, Inc.(a)	37,155
29	Thor Industries, Inc.	2,550
		58,148
	Banks — 1.8%
143	Ameris Bancorp	5,334
584	Banc of California, Inc.	6,547
780	Bank of America Corp.	20,545
390	Citigroup, Inc.	15,401
52	Citizens Financial Group, Inc.	1,218
102	East West Bancorp, Inc.	5,469
9	First Citizens BancShares, Inc., Class A	12,427
258	First Financial Bancorp	4,773
662	FNB Corp.	7,077
427	Fulton Financial Corp.	5,547
145	International Bancshares Corp.	6,355
126	JPMorgan Chase & Co.	17,521
36	PNC Financial Services Group, Inc.	4,121
58	Regions Financial Corp.	843
448	Truist Financial Corp.	12,705
59	U.S. Bancorp	1,881
136	Webster Financial Corp.	5,164
530	Wells Fargo & Co.	21,078
		154,006
	Beverages — 0.6%
25	Boston Beer Co., Inc., Class A(a)	8,349
82	Coca-Cola Co.	4,632
71	Keurig Dr Pepper, Inc.	2,153
597	Monster Beverage Corp.(a)	30,507
15	PepsiCo, Inc.	2,449
		48,090
	Biotechnology — 0.7%
25	AbbVie, Inc.	3,530
105	Alnylam Pharmaceuticals, Inc.(a)	15,939
6	Biogen, Inc.(a)	1,425
118	CRISPR Therapeutics AG(a)	4,594
Shares	Description	Value (†)
	Biotechnology — continued
98	Cytokinetics, Inc.(a)	$3,416
36	Gilead Sciences, Inc.	2,827
62	Halozyme Therapeutics, Inc.(a)	2,100
28	Incyte Corp.(a)	1,510
38	Neurocrine Biosciences, Inc.(a)	4,216
26	Regeneron Pharmaceuticals, Inc.(a)	20,277
11	United Therapeutics Corp.(a)	2,452
4	Vertex Pharmaceuticals, Inc.(a)	1,448
		63,734
	Broadline Retail — 1.4%
96	Alibaba Group Holding Ltd., ADR(a)	7,924
753	Amazon.com, Inc.(a)	100,217
259	eBay, Inc.	10,160
		118,301
	Building Products — 0.6%
38	Builders FirstSource, Inc.(a)	4,124
27	Carlisle Cos., Inc.	6,860
39	Carrier Global Corp.	1,859
174	Fortune Brands Innovations, Inc.	9,709
15	Lennox International, Inc.	5,558
242	Masco Corp.	12,606
54	Owens Corning	6,122
40	Trex Co., Inc.(a)	2,248
		49,086
	Capital Markets — 2.2%
373	Bank of New York Mellon Corp.	15,853
18	BlackRock, Inc.	11,021
17	Cboe Global Markets, Inc.	2,786
361	Charles Schwab Corp.	18,787
27	CME Group, Inc.	5,763
28	FactSet Research Systems, Inc.	12,093
51	Goldman Sachs Group, Inc.	15,484
239	Intercontinental Exchange, Inc.	25,678
101	Janus Henderson Group PLC	2,330
367	KKR & Co., Inc.	20,332
23	Moody's Corp.	7,084
38	Morgan Stanley	2,691
24	MSCI, Inc.	11,317
11	Northern Trust Corp.	725
18	S&P Global, Inc.	6,288
182	SEI Investments Co.	9,766
240	State Street Corp.	15,511
11	T. Rowe Price Group, Inc.	996
23	Virtus Investment Partners, Inc.	4,237
		188,742
	Chemicals — 0.5%
5	Air Products & Chemicals, Inc.	1,412
73	Celanese Corp.	8,359
186	Corteva, Inc.	8,954
17	DuPont de Nemours, Inc.	1,239
11	Ecolab, Inc.	1,845
59	HB Fuller Co.	3,903
45	Innospec, Inc.	4,410
22	Linde PLC	8,408
48	Minerals Technologies, Inc.	2,595
7	Sherwin-Williams Co.	1,667
27	Stepan Co.	2,020
		44,812
	Commercial Services & Supplies — 0.1%
33	MSA Safety, Inc.	5,210

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
71	Vestis Corp.(a)	$1,085
11	Waste Management, Inc.	1,808
		8,103
	Communications Equipment — 0.2%
69	Ciena Corp.(a)	2,912
165	Cisco Systems, Inc.	8,601
22	F5, Inc.(a)	3,335
7	Motorola Solutions, Inc.	1,949
		16,797
	Construction & Engineering — 0.1%
110	AECOM	8,421
	Construction Materials — 0.1%
12	Martin Marietta Materials, Inc.	4,907
26	Vulcan Materials Co.	5,109
		10,016
	Consumer Finance — 0.7%
637	Ally Financial, Inc.	15,409
135	American Express Co.	19,714
243	Capital One Financial Corp.	24,614
38	Synchrony Financial	1,066
		60,803
	Consumer Staples Distribution & Retail — 0.6%
59	BJ's Wholesale Club Holdings, Inc.(a)	4,019
14	Casey's General Stores, Inc.	3,807
12	Costco Wholesale Corp.	6,629
582	Kroger Co.	26,405
106	Sprouts Farmers Market, Inc.(a)	4,454
14	Target Corp.	1,551
58	Walmart, Inc.	9,478
		56,343
	Containers & Packaging — 0.1%
12	Ball Corp.	578
65	Crown Holdings, Inc.	5,239
104	Sonoco Products Co.	5,388
		11,205
	Distributors — 0.0%
15	Genuine Parts Co.	1,933
	Diversified Consumer Services — 0.1%
38	Grand Canyon Education, Inc.(a)	4,496
73	Service Corp. International	3,973
		8,469
	Diversified REITs — 0.1%
234	American Assets Trust, Inc.	4,153
10	Digital Realty Trust, Inc.	1,244
		5,397
	Diversified Telecommunication Services — 0.2%
335	AT&T, Inc.	5,159
52	Iridium Communications, Inc.	1,927
250	Verizon Communications, Inc.	8,782
		15,868
	Electric Utilities — 0.2%
77	American Electric Power Co., Inc.	5,817
85	Eversource Energy	4,572
44	Exelon Corp.	1,713
55	FirstEnergy Corp.	1,958
40	IDACORP, Inc.	3,789
		17,849
	Electrical Equipment — 0.4%
41	Eaton Corp. PLC	8,524
Shares	Description	Value (†)
	Electrical Equipment — continued
51	Emerson Electric Co.	$4,537
26	Hubbell, Inc.	7,023
97	nVent Electric PLC	4,669
36	Regal Rexnord Corp.	4,263
10	Rockwell Automation, Inc.	2,628
		31,644
	Electronic Equipment, Instruments & Components — 0.5%
46	Advanced Energy Industries, Inc.	4,014
24	Amphenol Corp., Class A	1,933
103	Avnet, Inc.	4,772
83	Cognex Corp.	2,987
22	Corning, Inc.	589
70	Jabil, Inc.	8,596
234	Knowles Corp.(a)	3,040
15	Littelfuse, Inc.	3,250
82	TE Connectivity Ltd.	9,664
6	Teledyne Technologies, Inc.(a)	2,247
5	Zebra Technologies Corp., Class A(a)	1,047
		42,139
	Energy Equipment & Services — 0.1%
127	ChampionX Corp.	3,912
296	NOV, Inc.	5,908
37	Schlumberger NV	2,059
		11,879
	Entertainment — 1.0%
26	Electronic Arts, Inc.	3,218
84	Netflix, Inc.(a)	34,582
21	Take-Two Interactive Software, Inc.(a)	2,809
429	Walt Disney Co.(a)	35,002
1,223	Warner Bros Discovery, Inc.(a)	12,157
		87,768
	Financial Services — 1.2%
140	Block, Inc.(a)	5,635
162	Fiserv, Inc.(a)	18,427
105	Global Payments, Inc.	11,153
9	Jack Henry & Associates, Inc.	1,269
10	Mastercard, Inc., Class A	3,764
419	MGIC Investment Corp.	7,056
173	PayPal Holdings, Inc.(a)	8,961
176	Visa, Inc., Class A	41,378
99	Voya Financial, Inc.	6,610
21	WEX, Inc.(a)	3,496
		107,749
	Food Products — 0.4%
46	Campbell Soup Co.	1,859
87	Conagra Brands, Inc.	2,380
51	Darling Ingredients, Inc.(a)	2,259
38	General Mills, Inc.	2,479
15	Hershey Co.	2,810
79	Hormel Foods Corp.	2,572
40	Ingredion, Inc.	3,743
14	J.M. Smucker Co.	1,594
56	Kellanova	2,826
53	Kraft Heinz Co.	1,667
36	McCormick & Co., Inc.	2,301
99	Mondelez International, Inc., Class A	6,555
14	WK Kellogg Co.(a)	140
		33,185
	Gas Utilities — 0.1%
31	Atmos Energy Corp.	3,338

Shares	Description	Value (†)
	Gas Utilities — continued
118	New Jersey Resources Corp.	$4,788
44	ONE Gas, Inc.	2,658
		10,784
	Ground Transportation — 0.3%
143	CSX Corp.	4,268
10	J.B. Hunt Transport Services, Inc.	1,719
21	Norfolk Southern Corp.	4,007
28	Ryder System, Inc.	2,731
13	Saia, Inc.(a)	4,660
13	Union Pacific Corp.	2,699
52	XPO, Inc.(a)	3,942
		24,026
	Health Care Equipment & Supplies — 0.6%
47	Abbott Laboratories	4,444
5	Align Technology, Inc.(a)	923
224	Baxter International, Inc.	7,264
20	Becton Dickinson & Co.	5,056
5	Cooper Cos., Inc.	1,559
22	Edwards Lifesciences Corp.(a)	1,402
10	GE HealthCare Technologies, Inc.	666
39	Globus Medical, Inc., Class A(a)	1,783
35	Haemonetics Corp.(a)	2,983
39	Intuitive Surgical, Inc.(a)	10,226
51	LeMaitre Vascular, Inc.	2,477
73	Medtronic PLC	5,151
17	Penumbra, Inc.(a)	3,249
12	Shockwave Medical, Inc.(a)	2,475
9	Stryker Corp.	2,432
		52,090
	Health Care Providers & Services — 0.9%
61	Acadia Healthcare Co., Inc.(a)	4,484
30	Cardinal Health, Inc.	2,730
136	Centene Corp.(a)	9,381
11	Chemed Corp.	6,189
19	Cigna Group	5,875
169	CVS Health Corp.	11,663
7	Elevance Health, Inc.	3,151
37	Encompass Health Corp.	2,315
37	HCA Healthcare, Inc.	8,367
30	Henry Schein, Inc.(a)	1,949
3	Humana, Inc.	1,571
8	Laboratory Corp. of America Holdings	1,598
5	McKesson Corp.	2,277
102	Select Medical Holdings Corp.	2,319
62	Tenet Healthcare Corp.(a)	3,329
15	UnitedHealth Group, Inc.	8,033
		75,231
	Health Care REITs — 0.0%
300	Physicians Realty Trust	3,258
	Health Care Technology — 0.3%
446	Doximity, Inc., Class A(a)	9,112
68	Veeva Systems, Inc., Class A(a)	13,104
		22,216
	Hotel & Resort REITs — 0.0%
62	Host Hotels & Resorts, Inc.	960
	Hotels, Restaurants & Leisure — 0.9%
119	Aramark	3,205
4	Booking Holdings, Inc.(a)	11,158
1	Chipotle Mexican Grill, Inc.(a)	1,942
50	Hilton Worldwide Holdings, Inc.	7,576
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
44	Marriott Vacations Worldwide Corp.	$3,954
30	McDonald's Corp.	7,865
70	Norwegian Cruise Line Holdings Ltd.(a)	952
207	Starbucks Corp.	19,094
107	Travel & Leisure Co.	3,641
18	Wingstop, Inc.	3,290
197	Yum China Holdings, Inc.	10,354
81	Yum! Brands, Inc.	9,790
		82,821
	Household Durables — 0.2%
20	DR Horton, Inc.	2,088
96	KB Home	4,243
41	Meritage Homes Corp.	4,675
55	PulteGroup, Inc.	4,047
134	Taylor Morrison Home Corp.(a)	5,135
		20,188
	Household Products — 0.3%
44	Church & Dwight Co., Inc.	4,001
23	Colgate-Palmolive Co.	1,728
157	Energizer Holdings, Inc.	4,958
102	Procter & Gamble Co.	15,303
		25,990
	Independent Power & Renewable Electricity Producers — 0.0%
154	AES Corp.	2,295
	Industrial Conglomerates — 0.2%
17	3M Co.	1,546
82	General Electric Co.	8,908
47	Honeywell International, Inc.	8,613
		19,067
	Industrial REITs — 0.1%
30	Prologis, Inc.	3,023
147	Rexford Industrial Realty, Inc.	6,356
		9,379
	Insurance — 1.2%
14	Allstate Corp.	1,794
324	American International Group, Inc.	19,864
40	Arch Capital Group Ltd.(a)	3,467
28	Arthur J Gallagher & Co.	6,594
15	Assurant, Inc.	2,234
21	Chubb Ltd.	4,507
70	First American Financial Corp.	3,601
46	Hanover Insurance Group, Inc.	5,392
43	Hartford Financial Services Group, Inc.	3,158
20	Marsh & McLennan Cos., Inc.	3,793
35	Prudential Financial, Inc.	3,200
90	Reinsurance Group of America, Inc.	13,452
65	Selective Insurance Group, Inc.	6,767
34	Travelers Cos., Inc.	5,693
90	Willis Towers Watson PLC	21,230
		104,746
	Interactive Media & Services — 1.9%
311	Alphabet, Inc., Class A(a)	38,589
432	Alphabet, Inc., Class C(a)	54,130
217	Meta Platforms, Inc., Class A(a)	65,376
146	Pinterest, Inc., Class A(a)	4,362
122	Yelp, Inc.(a)	5,147
115	ZoomInfo Technologies, Inc.(a)	1,490
		169,094

Shares	Description	Value (†)
	IT Services — 0.3%
24	Accenture PLC, Class A	$7,130
64	Cognizant Technology Solutions Corp., Class A	4,126
42	International Business Machines Corp.	6,075
192	Shopify, Inc., Class A(a)	9,061
6	VeriSign, Inc.(a)	1,198
		27,590
	Leisure Products — 0.1%
209	Mattel, Inc.(a)	3,988
50	YETI Holdings, Inc.(a)	2,126
		6,114
	Life Sciences Tools & Services — 0.5%
14	Agilent Technologies, Inc.	1,447
33	Danaher Corp.	6,337
85	Illumina, Inc.(a)	9,301
92	IQVIA Holdings, Inc.(a)	16,636
24	Repligen Corp.(a)	3,230
8	Thermo Fisher Scientific, Inc.	3,558
4	West Pharmaceutical Services, Inc.	1,273
		41,782
	Machinery — 0.7%
33	AGCO Corp.	3,784
10	Caterpillar, Inc.	2,260
17	Chart Industries, Inc.(a)	1,976
5	Cummins, Inc.	1,082
15	Deere & Co.	5,480
25	Dover Corp.	3,249
38	Fortive Corp.	2,481
104	Graco, Inc.	7,732
9	Illinois Tool Works, Inc.	2,017
73	ITT, Inc.	6,815
44	Oshkosh Corp.	3,860
21	Parker-Hannifin Corp.	7,747
52	SPX Technologies, Inc.(a)	4,166
65	Terex Corp.	2,977
64	Toro Co.	5,174
		60,800
	Media — 0.7%
50	Charter Communications, Inc., Class A(a)	20,140
432	Comcast Corp., Class A	17,837
134	Interpublic Group of Cos., Inc.	3,806
97	Liberty Broadband Corp., Class C(a)	8,081
79	New York Times Co., Class A	3,185
56	Omnicom Group, Inc.	4,195
72	Paramount Global, Class B	783
		58,027
	Metals & Mining — 0.2%
195	Alcoa Corp.	5,000
246	Cleveland-Cliffs, Inc.(a)	4,128
72	Commercial Metals Co.	3,045
25	Newmont Corp.	937
23	Reliance Steel & Aluminum Co.	5,850
		18,960
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
222	Invesco Mortgage Capital, Inc.	1,516
186	KKR Real Estate Finance Trust, Inc.	1,942
		3,458
	Multi-Utilities — 0.1%
48	Consolidated Edison, Inc.	4,214
Shares	Description	Value (†)
	Multi-Utilities — continued
20	DTE Energy Co.	$1,928
11	WEC Energy Group, Inc.	895
		7,037
	Office REITs — 0.3%
453	Brandywine Realty Trust	1,694
259	COPT Defense Properties	5,905
162	Douglas Emmett, Inc.	1,816
216	Easterly Government Properties, Inc.	2,324
285	Highwoods Properties, Inc.	5,099
195	Kilroy Realty Corp.	5,573
		22,411
	Oil, Gas & Consumable Fuels — 1.5%
333	Antero Midstream Corp.	4,109
87	Antero Resources Corp.(a)	2,561
385	APA Corp.	15,292
31	Chevron Corp.	4,518
166	CNX Resources Corp.(a)	3,606
219	ConocoPhillips	26,017
166	EOG Resources, Inc.	20,958
69	Exxon Mobil Corp.	7,304
15	Hess Corp.	2,166
73	HF Sinclair Corp.	4,043
216	Kinder Morgan, Inc.	3,499
40	ONEOK, Inc.	2,608
113	Ovintiv, Inc.	5,424
134	Phillips 66	15,285
126	Range Resources Corp.	4,516
476	Southwestern Energy Co.(a)	3,394
17	Valero Energy Corp.	2,159
81	Williams Cos., Inc.	2,786
		130,245
	Passenger Airlines — 0.1%
63	Alaska Air Group, Inc.(a)	1,993
102	Delta Air Lines, Inc.	3,187
		5,180
	Personal Care Products — 0.0%
9	Estee Lauder Cos., Inc., Class A	1,160
	Pharmaceuticals — 0.8%
58	Bristol-Myers Squibb Co.	2,989
12	Eli Lilly & Co.	6,647
32	Jazz Pharmaceuticals PLC(a)	4,065
87	Johnson & Johnson	12,906
66	Merck & Co., Inc.	6,778
75	Novartis AG, ADR	7,019
150	Novo Nordisk AS, ADR	14,485
64	Perrigo Co. PLC	1,769
108	Pfizer, Inc.	3,300
224	Roche Holding AG, ADR	7,242
14	Sandoz Group AG, ADR(a)	361
31	Zoetis, Inc.	4,867
		72,428
	Professional Services — 0.3%
9	Automatic Data Processing, Inc.	1,964
14	Ceridian HCM Holding, Inc.(a)	896
42	Equifax, Inc.	7,122
41	Exponent, Inc.	3,005
51	Korn Ferry	2,321
21	Leidos Holdings, Inc.	2,081

Shares	Description	Value (†)
	Professional Services — continued
12	Paychex, Inc.	$1,333
24	Paylocity Holding Corp.(a)	4,306
		23,028
	Real Estate Management & Development — 0.2%
256	CBRE Group, Inc., Class A(a)	17,751
30	Jones Lang LaSalle, Inc.(a)	3,838
		21,589
	Residential REITs — 0.0%
16	AvalonBay Communities, Inc.	2,652
21	Camden Property Trust	1,782
		4,434
	Retail REITs — 0.2%
427	Brixmor Property Group, Inc.	8,877
146	NNN REIT, Inc.	5,304
12	Simon Property Group, Inc.	1,319
		15,500
	Semiconductors & Semiconductor Equipment — 1.6%
55	Advanced Micro Devices, Inc.(a)	5,417
35	Analog Devices, Inc.	5,506
192	ARM Holdings PLC, ADR(a)	9,464
12	Broadcom, Inc.	10,096
6	First Solar, Inc.(a)	855
200	Intel Corp.	7,300
59	Lattice Semiconductor Corp.(a)	3,281
32	Micron Technology, Inc.	2,140
167	NVIDIA Corp.	68,103
20	Qorvo, Inc.(a)	1,748
124	QUALCOMM, Inc.	13,515
21	Silicon Laboratories, Inc.(a)	1,936
41	Synaptics, Inc.(a)	3,430
38	Texas Instruments, Inc.	5,396
26	Universal Display Corp.	3,619
		141,806
	Software — 3.2%
19	Adobe, Inc.(a)	10,109
16	ANSYS, Inc.(a)	4,452
122	Autodesk, Inc.(a)	24,111
10	Cadence Design Systems, Inc.(a)	2,399
90	Dynatrace, Inc.(a)	4,024
12	Intuit, Inc.	5,939
35	Manhattan Associates, Inc.(a)	6,824
272	Microsoft Corp.	91,966
404	Oracle Corp.	41,774
7	Palo Alto Networks, Inc.(a)	1,701
32	Qualys, Inc.(a)	4,894
15	Roper Technologies, Inc.	7,329
201	Salesforce, Inc.(a)	40,367
7	ServiceNow, Inc.(a)	4,073
29	SPS Commerce, Inc.(a)	4,650
7	Synopsys, Inc.(a)	3,286
7	Tyler Technologies, Inc.(a)	2,610
75	Workday, Inc., Class A(a)	15,878
		276,386
	Specialized REITs — 0.1%
8	American Tower Corp.	1,426
14	Crown Castle, Inc.	1,302
3	Equinix, Inc.	2,189
68	VICI Properties, Inc.	1,897
44	Weyerhaeuser Co.	1,262
		8,076
Shares	Description	Value (†)
	Specialty Retail — 0.4%
15	Asbury Automotive Group, Inc.(a)	$2,871
27	Boot Barn Holdings, Inc.(a)	1,876
23	Dick's Sporting Goods, Inc.	2,460
23	Five Below, Inc.(a)	4,002
27	Home Depot, Inc.	7,687
13	Lithia Motors, Inc.	3,149
25	Ross Stores, Inc.	2,899
57	TJX Cos., Inc.	5,020
31	Williams-Sonoma, Inc.	4,657
		34,621
	Technology Hardware, Storage & Peripherals — 0.4%
215	Apple, Inc.	36,716
77	Hewlett Packard Enterprise Co.	1,184
53	HP, Inc.	1,395
		39,295
	Textiles, Apparel & Luxury Goods — 0.3%
24	Crocs, Inc.(a)	2,144
11	Deckers Outdoor Corp.(a)	6,568
63	NIKE, Inc., Class B	6,474
42	PVH Corp.	3,123
733	Under Armour, Inc., Class A(a)	5,021
356	Under Armour, Inc., Class C(a)	2,289
		25,619
	Trading Companies & Distributors — 0.1%
27	GATX Corp.	2,824
19	Watsco, Inc.	6,629
		9,453
	Water Utilities — 0.1%
46	American States Water Co.	3,590
10	American Water Works Co., Inc.	1,177
88	Essential Utilities, Inc.	2,944
		7,711
	Total Common Stocks (Identified Cost $3,131,453)	3,065,627

Principal Amount
Bonds and Notes — 18.2%
	Apartment REITs — 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,713
	Automotive — 0.3%
16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,030
4,000	Lear Corp., 4.250%, 5/15/2029	3,576
9,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	7,298
		25,904
	Banking — 2.8%
19,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	17,169
15,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	14,904
9,000	Bank of Nova Scotia, 3.400%, 2/11/2024	8,931
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	18,599
14,000	Citigroup, Inc., 4.600%, 3/09/2026	13,418
14,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	13,494
16,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	15,827
17,000	KeyCorp, MTN, 2.550%, 10/01/2029	12,700

Principal Amount	Description	Value (†)
	Banking — continued
$7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	$6,282
10,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	8,778
9,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	8,195
17,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	15,626
17,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	16,361
10,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	9,766
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,861
13,000	State Street Corp., 2.400%, 1/24/2030	10,588
9,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	6,773
19,000	Truist Bank, 3.200%, 4/01/2024	18,774
18,000	Westpac Banking Corp., 2.350%, 2/19/2025	17,265
		240,311
	Brokerage — 0.3%
18,000	BlackRock, Inc., 2.400%, 4/30/2030	14,769
18,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,458
		25,227
	Building Materials — 0.3%
11,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	9,117
18,000	Owens Corning, 3.950%, 8/15/2029	15,960
		25,077
	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,219
	Consumer Products — 0.1%
6,000	Procter & Gamble Co., 3.000%, 3/25/2030	5,222
	Diversified Manufacturing — 0.3%
18,000	Eaton Corp., 4.150%, 3/15/2033	15,837
10,000	Emerson Electric Co., 2.000%, 12/21/2028	8,473
		24,310
	Electric — 1.0%
10,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	8,578
16,000	Duke Energy Corp., 3.750%, 4/15/2024	15,843
20,000	Entergy Corp., 0.900%, 9/15/2025	18,202
8,000	Exelon Corp., 4.050%, 4/15/2030	7,067
20,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	15,585
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,059
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,774
16,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	15,171
		89,279
	Environmental — 0.1%
10,000	Republic Services, Inc., 1.450%, 2/15/2031	7,352
6,000	Waste Management, Inc., 2.950%, 6/01/2041	3,922
		11,274
	Finance Companies — 0.2%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,502
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	10,253
		17,755
	Food & Beverage — 0.6%
20,000	Coca-Cola Co., 1.450%, 6/01/2027	17,575
15,000	General Mills, Inc., 4.000%, 4/17/2025	14,598
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,764
18,000	PepsiCo, Inc., 2.750%, 3/19/2030	15,331
		53,268
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.4%
$12,000	Equinor ASA, 3.625%, 4/06/2040	$8,891
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	27,109
		36,000
	Health Care REITs — 0.1%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,264
	Health Insurance — 0.3%
17,000	Elevance Health, Inc., 4.101%, 3/01/2028	15,880
12,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,802
		27,682
	Healthcare — 0.4%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,576
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,811
9,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	8,674
7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	6,486
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,569
		31,116
	Integrated Energy — 0.4%
18,000	Exxon Mobil Corp., 2.992%, 3/19/2025	17,411
13,000	Shell International Finance BV, 6.375%, 12/15/2038	13,289
		30,700
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,916
10,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,524
		11,440
	Media Entertainment — 0.1%
9,000	Netflix, Inc., 3.625%, 6/15/2025(b)	8,677
	Metals & Mining — 0.1%
10,000	Nucor Corp., 3.125%, 4/01/2032	8,079
	Mortgage Related — 5.1%
53,873	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	41,409
50,282	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	40,285
42,076	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2049 to 2052(c)	35,114
1,861	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,609
93,879	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	69,284
74,188	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(c)	57,297
70,186	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	56,787
41,378	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	34,657
40,309	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	34,867
2,303	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(c)	2,094
18,356	Government National Mortgage Association, 3.000%, 6/20/2052	15,138
9,944	Government National Mortgage Association, 4.000%, 8/20/2053	8,744
8,939	Government National Mortgage Association, 5.000%, 7/20/2053	8,321
43,155	Government National Mortgage Association, 5.500%, 4/20/2053	41,290
		446,896
	Natural Gas — 0.2%
20,000	NiSource, Inc., 0.950%, 8/15/2025	18,273

Principal Amount	Description	Value (†)
	Office REITs — 0.2%
$15,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$14,275
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,073
		21,348
	Oil Field Services — 0.1%
10,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	9,110
	Other REITs — 0.1%
11,000	Prologis LP, 1.250%, 10/15/2030	8,045
	Pharmaceuticals — 0.4%
16,000	AbbVie, Inc., 3.600%, 5/14/2025	15,479
7,000	Biogen, Inc., 2.250%, 5/01/2030	5,498
8,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	7,177
7,000	Merck & Co., Inc., 1.450%, 6/24/2030	5,382
6,000	Viatris, Inc., 3.850%, 6/22/2040	3,734
		37,270
	Property & Casualty Insurance — 0.1%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,116
10,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	7,866
		11,982
	Railroads — 0.2%
16,000	CSX Corp., 2.600%, 11/01/2026	14,654
	Restaurants — 0.1%
16,000	Starbucks Corp., 2.250%, 3/12/2030	12,909
	Retail REITs — 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,600
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,703
		7,303
	Retailers — 0.3%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,733
22,000	TJX Cos., Inc., 1.150%, 5/15/2028	18,200
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,371
		29,304
	Technology — 0.8%
15,000	Apple, Inc., 2.500%, 2/09/2025	14,480
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,411
6,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	5,000
8,000	Intel Corp., 2.450%, 11/15/2029	6,715
17,000	International Business Machines Corp., 4.000%, 6/20/2042	12,663
8,000	NVIDIA Corp., 2.850%, 4/01/2030	6,838
14,000	Oracle Corp., 2.950%, 5/15/2025	13,399
18,000	QUALCOMM, Inc., 1.650%, 5/20/2032	13,130
		73,636
	Treasuries — 2.1%
29,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	12,758
18,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	11,803
16,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	10,141
38,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	25,842
46,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	32,514
21,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	14,496
31,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	21,338
62,000	U.S. Treasury Notes, 0.375%, 11/30/2025	56,330
		185,222
Principal Amount	Description	Value (†)
	Utility Other — 0.1%
$8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$5,601
	Wireless — 0.2%
16,000	Vodafone Group PLC, 6.150%, 2/27/2037	15,190
	Wirelines — 0.1%
7,000	AT&T, Inc., 3.650%, 6/01/2051	4,308
	Total Bonds and Notes (Identified Cost $1,850,112)	1,587,568

Shares
Exchange-Traded Funds — 4.9%
6,461	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $467,514)	432,435

Mutual Funds — 7.5%
17,928	WCM Focused Emerging Markets Fund, Institutional Class	214,234
22,071	WCM Focused International Growth Fund, Institutional Class	436,129
	Total Mutual Funds (Identified Cost $785,597)	650,363

Affiliated Mutual Funds — 30.7%
69,314	Loomis Sayles Inflation Protected Securities Fund, Class N	635,609
72,841	Loomis Sayles Limited Term Government and Agency Fund, Class N	769,205
102,316	Mirova Global Green Bond Fund, Class N	832,850
42,605	Mirova International Sustainable Equity Fund, Class N	434,151
	Total Affiliated Mutual Funds (Identified Cost $3,004,169)	2,671,815

Principal Amount
Short-Term Investments — 5.3%
$460,030	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $460,062 on 11/01/2023 collateralized by $470,100 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $469,714 including accrued interest(d) (Identified Cost $460,030)	460,030
	Total Investments — 101.8% (Identified Cost $9,698,875)	8,867,838
	Other assets less liabilities — (1.8)%	(156,344)
	Net Assets — 100.0%	$8,711,494

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $21,370 or 0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$587,917	$172,017	$78,711	$(7,829)	$(37,785)	$635,609	69,314	$21,114
Loomis Sayles Limited Term Government and Agency Fund, Class N	742,987	153,387	111,347	(2,811)	(13,011)	769,205	72,841	22,445

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$800,515	$156,600	$110,773	$(7,939)	$(5,553)	$832,850	102,316	$—
Mirova International Sustainable Equity Fund, Class N	427,948	102,302	45,821	4,526	(54,804)	434,151	42,605	685
	$2,559,367	$584,306	$346,652	$(14,053)	$(111,153)	$2,671,815	287,076	$44,244

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,065,627	$—	$—	$3,065,627
Bonds and Notes(a)	—	1,587,568	—	1,587,568
Exchange-Traded Funds	432,435	—	—	432,435
Mutual Funds	650,363	—	—	650,363
Affiliated Mutual Funds	2,671,815	—	—	2,671,815
Short-Term Investments	—	460,030	—	460,030
Total Investments	$6,820,240	$2,047,598	$—	$8,867,838

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	52.6%
Fixed Income	43.9
Short-Term Investments	5.3
Total Investments	101.8
Other assets less liabilities	(1.8)
Net Assets	100.0%